Other non-current liabilities	12 Months Ended
Dec. 31, 2018
Other non-current liabilities [abstract]
Other non-current liabilities
27	Other non-current liabilities

	As at 31 December
	2018	2017

Finance lease payables(a)	1,442,174	1,600,106
Government grants
-Environmental subsidies(b)	1,224,878	1,245,810
-Other government grants	320,083	179,226
Contract liabilities (c)	2,248,682	-
Other deferred income (c)	70,211	1,825,614
Others	1,114,754	969,052

Subtotal	6,420,782	5,819,808

Current portion of finance lease payables	(326,048)	(470,985)
Current portion of other non-current liabilities	(149,598)	(64,361)

Subtotal	(475,646)	(535,346)

Total	5,945,136	5,284,462

(a)	The Company and its subsidiaries had obligation under finance leases as follows:

	As at 31 December
	2018	2017

Within 1 year	415,962	500,790
After 1 year but within 2 years	341,415	312,125
After 2 years but within 3 years	327,239	281,990
After 3 years	674,355	674,256

	1,758,971	1,769,161

Less: total future interest expense	316,797	169,055

Total	1,442,174	1,600,106

(b)	This primarily represented subsidies for the construction of desulphurization equipment and other environmental protection projects.

(c)
Upon the adoption of IFRS 15, upfront fees received from heat customers related to the heating pipeline were reclassified from “other non-current liabilities - other deferred income” to “other non-current liabilities - contract liabilities” (Note 2(b)).

(d)	In 2018, the asset-related government grants which were credited to the statement of comprehensive income amounted to RMB132.82 million (2017: RMB140.13 million).